Personnel expenses (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Personnel Expenses [Abstract]
Disclosure of detailed information about employee benefits [text block]
	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Salaries and wages	2,921,071	2,655,665	2,391,957
Contribution to provident fund and other funds	165,133	157,314	146,709
Staff welfare expenses	37,094	26,539	22,006
Employee stock compensation expense	46,371	4,835	6,824
	3,169,669	2,844,353	2,567,496
Attributable to cost of goods sold and services rendered	1,287,665	1,009,041	832,389
Attributable to selling, general and administrative expenses	1,882,004	1,835,311	1,735,107